Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 1,067,287	$ 8,304	$ 478
Prepaid expenses and other assets	19,197	12,896	7,665
Deferred offering costs	35,000
TOTAL CURRENT ASSETS	1,121,484	21,200	8,143
TOTAL ASSETS	1,121,484	21,200	8,143
CURRENT LIABILITIES
Accounts payable and accrued expenses	241,266	308,157	189,611
Accrued payroll and related expenses	48,006	48,006	36,337
Accrued interest - related parties	1,478
Accrued bonus			150,000
Notes payable - related parties	7,500	63,992
Paycheck protection program loan - current portion		34,163
Debentures	35,000	137,500	165,000
Current liabilities held for disposal			818,926
Convertible bridge notes, at fair value		3,598,000	2,440,090
TOTAL CURRENT LIABILITIES	333,250	4,189,818	3,799,964
Convertible bridge notes, at fair value			32,910
Paycheck protection program loan - net of current portion		108,779
TOTAL LIABILITIES	333,250	4,298,597	3,832,874
Redeemable convertible preferred stock	686,380	784,044	748,604
STOCKHOLDERS’ DEFICIT
Common stock, value	3,496	1,947	208
Unearned deferred compensation	(1,307,593)	(148,333)
Subscription receivable		(25,000)
Additional paid-in capital	27,243,381	11,021,840	6,475,667
Accumulated deficit	(25,837,433)	(15,911,895)	(11,049,210)
TOTAL STOCKHOLDERS’ DEFICIT	101,854	(5,061,441)	(4,573,335)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,121,484	21,200	8,143
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock, value	2
Series E Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock, value	$ 1
Series E 1 Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock, value